UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ]adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203


            Maureen Milet      Boston, MA         February 25, 2013
            -------------      -------------      -----------------
            [Signature]        [City, State]      [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       11

Form 13F Information Table Value Total:                   US $66,388 (thousands)


List of Other Included Managers: NONE

                                                                   Shares
                                               CUSIP     Value     or Prn   SH/  Put/  Investment  Other       VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount   PRN  Call  Discretion  Manager  SOLE      SHARED  NONE
AMR CORP                       COM             001765106      44      3,597   SH       SOLE                     3,597      0      0
COINSTAR INC.                  COM             19259P300     769     35,000   SH       SOLE                    35,000      0      0
ENERPLUS                       COM             29274D604   8,668    304,552   SH       SOLE                   304,552      0      0
HAWAIIAN HOLDINGS              COM             419879101   3,823    534,689   SH       SOLE                   534,689      0      0
LILY ELI & CO                  COM             532457108      98      1,404   SH       SOLE                     1,404      0      0
NABORS INDUSTRIES, INC.        COM             G6359F103   5,379    118,950   SH       SOLE                   118,950      0      0
NAVISTAR INTL CORP             COM             63934E108   1,240     31,997   SH       SOLE                    31,997      0      0
RANGE RESOURCES                COM             541509303   2,421    165,793   SH       SOLE                   165,793      0      0
SMITHFIELD FOODS               COM             832248108  30,432  1,035,116   SH       SOLE                 1,035,116      0      0
STEINWAY MUSICAL INST.         COM             858495104  13,515    385,153   SH       SOLE                   385,153      0      0
WHX                            COM             929248409       0         59   SH       SOLE                        59      0      0